SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ₪ / shares	Dec. 31, 2018 ₪ / shares
Inventories
Short term bank deposit average interest rate		0.60%
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares, par value per share | ₪ / shares		₪ 0.9	₪ 0.9
Lease assets	$ 7,400
Lease liabilities	$ 7,400
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	6 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Software [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Software [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	5 years